Convertible Redeemable Preferred Stock and Stockholders' Equity	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Convertible Redeemable Preferred Stock and Stockholders' Equity
CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY

13. CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY

Common Stock

        On March 27, 2013, the Company terminated one of the founders and repurchased 375,000 shares for $18.

        As described in Note 2, on January 23, 2014, the Company issued 7,025,000 shares of its common stock to BioPharmX, Inc. stockholders.

        As described in Note 11, on April 11, 2014, the Company's convertible notes and eligible interest were converted to 1,526,001 shares of common stock upon the first closing of the offer and sale of Series A preferred stock.

        During the year ended December 31, 2014, the Company issued 727,643 shares of common stock upon the exercise of stock options. During the one-month period ended January 31, 2015, the Company issued 40,105 shares of common stock upon the exercise of stock options.

        In November 2014, the Company issued 290,000 shares of common stock to Korea Investment Partners Overseas Expansion Platform Fund of which 96,667 vested immediately and 193,333 will vest upon completion of the $2.0 million investment outlined in the Series A preferred stock subscription agreement. The unvested shares are not considered outstanding for financial reporting purposes.

        At January 31, 2015, the Company had 11,415,416 shares of common stock issued and outstanding.

Series A Preferred Stock

        The Company entered into subscription agreements for a private placement of shares of its Series A preferred stock and warrants with 47 accredited investors during 2014 whereby the Company sold an aggregate of 4,207,987 shares of Series A preferred stock at a per share price of $1.85 for gross proceeds of $7.5 million and issued to the investors for no additional consideration the warrants to purchase in the aggregate 2,042,589 shares of the Company's common stock, with an exercise price of $3.70 per share.

        The warrants with an allocated fair value of $845,000 were classified as additional paid-in capital. The Company determined the fair value using the Black-Scholes pricing model with the following assumptions: dividend rate of 0%, risk-free rate of 1.6% to 4.0%, contractual term of 5 years and expected volatility of 88.8%. These warrants were immediately exercisable, and as of January 31, 2015, were all outstanding.

        In connection with the subscription agreements, the Company, the majority stockholders of the Company and the investors entered into investor rights agreements with the investors, whereby the investors were granted certain rights including: (i) right to receive copies of quarterly and annual reports of the Company, (ii) right of inspection of the Company's properties and records, (iii) right of participation in future securities offerings, (iv) tag-along rights in connection with sales of the Company's stock by a major stockholder and (v) board of directors representation rights for the subscribers who purchased at least 500,000 shares of Series A preferred stock and who hold at least 30% of their original holdings, or the Qualified Subscribers. The Company made certain covenants under the agreement including: (i) uplisting to NYSE or NASDAQ within three years from the issuance shares of Series A preferred stock, and (ii) increase of the board of directors to five members including one member to be appointed by the Qualified Subscribers.

        Significant terms of Series A preferred stock are as follows:

•

Holders of the Series A preferred stock are entitled to interest payment at the rate of 6% of the purchase price per annum. The Company has the option to pay this interest in shares of common stock or in cash. As of January 31, 2015, $209,000 in interest has been accreted to the Series A preferred stock. Holders of the Series A preferred stock are entitled to receive dividends on an as-converted basis with the holders of the Company's common stock.

•

The holders of the Series A preferred stock are entitled to vote together with the holders of the Company's common stock, with each such holder of Series A preferred stock entitled to the number of votes equal to the number of shares of the Company's common stock into which such Series A preferred stock would be converted if converted on the record date for the taking of a vote.

•

Each share of Series A preferred stock is initially convertible, at any time at the sole option of the holder, into one share of the Company's common stock, subject to future adjustments as provided for in the certificate of designations. The Series A preferred stock shall automatically convert into shares of the Company's common stock upon the uplisting of the common stock to NYSE or NASDAQ within three years from the original issuance of shares of Series A preferred stock.

•

If the Company fails to effect the uplisting within three years from the original issuance of shares of Series A preferred stock, which issuance took place on April 11, 2014, the holders will have the right to require the Company to redeem all or a portion of the then outstanding Series A preferred stock at a price per share equal to the Series A preferred stock liquidation preference.

Warrants

        In addition to the warrants issued in conjunction with the subscription agreements, the Company issued warrants on May 15, 2014, to a service provider for 316,395 shares of common stock at an exercise price of $2.035 per share, which were valued at $99,000 and expensed. The Company also issued to a qualified investor as a part of his convertible loan package for 343,559 shares of common stock at an exercise price of $1.85 per share, which was valued at $105,000. These warrants expire after five years. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions: dividend rate of 0%, risk-free rate of 1.6%, contractual term of 5 years and expected volatility of 88.8%. These warrants were immediately exercisable, and as of January 31, 2015, were all outstanding.

Equity Incentive Plan

        On January 23, 2014, the Company adopted the 2014 Equity Incentive Plan, or the 2014 Plan, which permits the Company to grant stock options to directors, officers or employees of the Company or others to purchase shares of common stock of the Company through awards of incentive and nonqualified stock options, restricted stock awards and stock appreciation rights. Options previously issued under the BioPharmX, Inc. 2011 Equity Incentive Plan were substituted, and options under the 2014 Plan were issued to replace all substituted BioPharmX, Inc. options.

        The Company currently has time-based options outstanding. The time-based options generally vest in two to four years and expire ten years from the date of grant. Total number of shares originally reserved and available for grant and issuance pursuant to this Plan was 2,700,000. Shares issued under the Plan will be drawn from authorized and unissued shares or shares now held or subsequently acquired by the Company. On November 7, 2014, the Company increased the stock available to the 2014 Equity Incentive Plan for options grants from 2,700,000 shares to 4,500,000 shares. At January 31, 2015, there were 1,043,000 shares available for grant under the Plan.

        The following table summarizes the Company's stock option activities for month ended January 31, 2015 and the years ended December 31, 2014 and 2013:

	Shares	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2014	1,150,000	$0.06
Granted	1,456,000	$0.40
Exercised	—	—
Cancelled	—	—

Outstanding at December 31, 2013	2,606,000	$0.25
Granted	891,000	$1.85
Exercised	(727,643)	$0.14
Cancelled	(160,000)	$0.37

Outstanding at December 31, 2014	2,609,357	$0.82	8.52	$5,686

Granted	130,000	$2.75
Exercised	(40,105)	$0.95
Cancelled	(10,000)	$1.85

Outstanding at January 31, 2015	2,689,252	$0.91	8.58	$5,625

Vested and exercisable	1,019,299	$0.43	7.88	$2,619

Vested and expected to vest	2,561,421	$0.88	8.55	$5,420

        The weighted-average grant date fair values of the stock options granted during the month ended January 31, 2015 and the years ended December 31, 2014 and 2013 were $1.92, $1.10 and $0.28 per share, respectively.

        The following table summarizes significant ranges of outstanding and exercisable options as of January 31, 2015 (in thousands, except contractual life and exercise price):

	Options Outstanding			Options Vested and Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Vested and Exercisable	Weighted Average Exercise Price
$0.05 - $0.35	1,548,252	7.83	$0.21	829,925	$0.17
$1.00	130,000	8.87	$1.00	64,374	$1.00
$1.85	881,000	9.66	$1.85	125,000	$1.85
$2.75	130,000	9.95	$2.75	—	—

	2,689,252	8.58	$0.91	1,019,299	$0.43

        The total intrinsic value of employee stock options exercised during the month ended January 31, 2015, and the years ended December 31, 2014 and 2013 was $82,000, $676,000 and zero, respectively.

        As of January 31, 2015, total compensation costs related to unvested, but not yet recognized, stock-based awards was $2.5 million, net of estimated forfeitures. This cost will be amortized on a straight-line basis over a weighted average remaining period of 3.26 years and will be adjusted for subsequent changes in estimated forfeitures.

6.CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY

Series A Preferred Stock

The Company entered into subscription agreements for a private placement of shares of its Series A preferred stock and warrants with 47 accredited investors during 2014 whereby the Company sold an aggregate of 4,207,987 shares of Series A preferred stock at a per share price of $1.85 for gross proceeds of $7.5 million and issued to the investors for no additional consideration warrants to purchase in the aggregate 2,042,589 shares of the Company’s common stock, with an exercise price of $3.70 per share.  Upon achieving an uplisting to the NYSE MKT in connection with the Offering, the Series A preferred stock, along with accrued and unpaid interest payable in stock in lieu of cash, will automatically convert into shares of common stock.

In March and April 2015, the Company amended certain warrants to reduce the exercise price of such warrants from $3.70 to $2.50 per share with a corresponding increase in the number of shares of common stock exercisable under the warrants so that the aggregate exercise value of such warrants remained the same. As of April 1, 2015, certain holders had exercised such warrants for an aggregate of 564,662 shares of common stock for an aggregate cash exercise price of $1,411,655.  The Company recorded a charge for the incremental fair value of $436,000 in other expense related to the amended warrants.  The fair value of the warrants exercised was computed as of the date of modification using the following assumptions: dividend rate of 0%, risk-free rate of 1.6%, contractual term of 4 to 5 years and expected volatility of 85.9%.  As of April 30, 2015, warrants to purchase 1,661,055 shares of common stock remain outstanding related to the Series A preferred stock offering.

In connection with the subscription agreements, the Company, the majority stockholders of the Company and the investors entered into investor rights agreements with the investors, whereby the investors were granted certain rights including: (i) right to receive copies of quarterly and annual reports of the Company, (ii) right of inspection of the Company’s properties and records, (iii) right of participation in future securities offerings, (iv) tag-along rights in connection with sales of the Company’s stock by a major stockholder and (v) board of directors representation rights for the subscribers who purchased at least 500,000 shares of Series A preferred stock and who hold at least 30% of their original holdings, or the Qualified Subscribers. The Company made certain covenants under the agreement including: (i) uplisting to NYSE or NASDAQ within three years from the issuance shares of Series A preferred stock, and (ii) increase of the board of directors to five members including one member to be appointed by the Qualified Subscribers.

Warrants

In addition to the warrants issued in conjunction with the subscription agreements, the Company issued warrants on May 15, 2014, to a service provider for 316,395 shares of common stock at an exercise price of $2.035 per share, which were valued at $99,000 and expensed. The Company also issued a warrant to a qualified investor as a part of his convertible loan package for 343,559 shares of common stock at an exercise price of $1.85 per share, which was valued at $105,000. These warrants expire after five years. These warrants were immediately exercisable, and as of April 30, 2015, were all outstanding.

Equity Incentive Plan

On January 23, 2014, the Company adopted the 2014 Equity Incentive Plan, or the 2014 Plan, which permits the Company to grant stock options to directors, officers or employees of the Company or others to purchase shares of common stock of the Company through awards of incentive and nonqualified stock options, restricted stock awards and stock appreciation rights. Stock options previously issued under the BioPharmX, Inc.’s 2011 Equity Incentive Plan were substituted with stock options issued under the 2014 Plan.  Stock options generally vest in two to four years and expire ten years from the date of grant.

The total number of shares originally reserved and available for grant and issuance pursuant to the 2014 Plan was 2,700,000. Shares issued under the 2014 Plan are drawn from authorized and unissued shares or shares now held or subsequently acquired by the Company. On November 7, 2014, the Company increased the stock reserve available to the 2014 Plan for stock awards from 2,700,000 shares to 4,500,000 shares.

The following table summarizes the Company’s stock option activities under the 2014 Plan:

	Available for Grant	Shares	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
					(in thousands)
Outstanding at January 31, 2015	1,043,000	2,689,252	$0.91	8.58	$5,625
Granted	(365,000)	365,000	$3.00
Exercised	—	(46,916)	$0.24
Cancelled	254,375	(254,375)	$1.47

Outstanding at April 30, 2015	932,375	2,752,961	$1.14	7.41	$5,107

Vested and exercisable		1,109,670	$0.51	4.85	$2,768

Vested and expected to vest		2,629,418	$1.11	7.32	$4,957

The following table summarizes significant ranges of outstanding and exercisable options as of April 30, 2015:

	Options Outstanding			Options Vested and Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Vested and Exercisable	Weighted Average Exercise Price
$0.05 - $0.25	819,419	3.37	$0.13	606,293	$0.09
$0.26 - $1.00	692,542	8.31	$0.47	320,462	$0.49
$1.01 - $3.00	1,241,000	9.59	$2.19	182,915	$1.90

	2,752,961	7.41	$1.14	1,109,670	$0.51

The total intrinsic value of employee stock options exercised during the three months ended April 30, 2015 was $126,000.  There were no employee stock options exercised during the three months ended April 30, 2014.